Note 16 - Tax Expense	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of income tax [text block]
16	Tax expense

	2022	2021	2020
Tax recognised in profit or loss

Current tax	9,932	9,051	9,492
Income tax - current year	8,707	8,769	8,969
Income tax - change in tax estimates	(46)	(168)	(54)
Withholding tax - current year	1,271	450	577

Deferred tax expense	6,838	5,806	5,681
Origination and reversal of temporary differences	6,838	5,806	5,681

Tax expense – recognised in profit or loss	16,770	14,857	15,173

Tax recognised in other comprehensive income
Income tax - current year	-	-	-

Tax expense	16,770	14,857	15,173

Unrecognised deferred tax assets

	2022	2021	2020

Caledonia Holdings Zimbabwe (Private) Limited	1,800	1,800	593
Greenstone Management Services Holdings Limited	691	516	376
Tax losses carried forward	2,491	2,316	969

Taxable losses do not expire for the entities incurring taxable losses within the Group, unless the entities cease trading. Income tax losses carried forward relate to Caledonia Holdings Zimbabwe (Private) Limited and Capital losses relate to Greenstone Management Services Holdings Limited (UK). Deferred tax assets have not been recognised in these entities as future taxable income is not deemed probable to utilise these losses against.

Tax paid	2022	2021	2020

Net income tax payable at January 1	(1,461)	(419)	(163)
Current tax expense	(9,932)	(9,051)	(9,492)
Foreign currency movement	3,244	583	2,580
Tax paid	6,866	7,426	6,656
Net income tax payable at December 31	(1,284)	(1,461)	(419)

Reconciliation of tax rate	2022	2021	2020

Profit for the year	22,866	23,142	25,257
Total tax expense	16,770	14,857	15,173
Profit before tax	39,636	37,999	40,430

Income tax at Company's domestic tax rate (1)	-	-	-
Tax rate blended in foreign jurisdictions (2)	12,600	11,847	12,405
Effect of income tax calculated in RTGS$ as required by PN26 (3)	713	590	2,004
Management fee – withholding tax on deemed dividend portion	247	342	209
Management fee – non-deductible deemed dividend	735	611	570
Management fee – withholding tax - current year	174	148	123
Withholding tax on intercompany dividends	850	-	245
Non-deductible expenditure
- CSR donations	269	311	107
- Other non-deductible expenditure	656	30	57
- IMTT (4)	398	(200)	120
Credit export incentive income exemption	-	-	(598)
Change in income tax rate (5)	(8)	-	(287)
Change in tax estimates
- Zimbabwean income tax	-	(166)	-
- South African income tax	(38)	(2)	(54)
Change in unrecognised deferred tax losses	174	1,346	272
Tax expense - recognised in profit or loss	16,770	14,857	15,173

(1)	The tax rate in Jersey, Channel Islands is 0% (2021: 0%, 2020: 0%).
(2)

The effective tax rate of 35.36% (2021: 39.10%) exceeds the statutory tax rates of subsidiaries of the Company, as certain expenditures are incurred by the Company that is not tax-deductible against taxable income in Zimbabwe and South Africa, where the enacted tax rates are 24.72% (2021: 24.72%, 2020: 25.75%) and 28.00% (2021: 28.00%, 2020: 28.00%) respectively. Further, Zimbabwean legislation requires the Blanket income taxation calculation to be performed in RTGS$ whereas the functional currency in which the profit before tax is calculated in these consolidated financial statements is in US Dollar; the requirement is further described in point 3 below.

(3)

In 2019 ZIMRA issued PN26 that was affected retrospectively from February 22, 2019. The public notice provided clarity on Section 4 (a) of the Finance Act [Chapter 23.04] of Zimbabwe, which requires a company earning taxable income to pay tax in the same or other specified currency in which taxable income and revenue is earned. PN 26 clarifies that the calculation of taxable income be performed in RTGS$ and that the payment of the tax be in the ratio of the currency that the taxable income and revenue is earned. The reconciling item reconciles the profit before tax calculated using US Dollars as the functional currency of the Zimbabwean entities to taxable income calculated in RTGS$.

(4)	The presidential announcement made on May 7, 2022 to increase the IMTT charges on all domestic foreign currency transfers from 2% to 4%.
(5)

The South African Government announced in the 2021 National Budget Statement that the income tax rate will be reduced from 28.00% to 27.00% and will take effect for the years of assessment ending on March 31, 2023. This resulted in a change in estimate on the deferred tax asset calculation.

Recognised deferred tax assets and liabilities

	Assets		Liabilities		Net
	2022	2021	2022	2021	2022	2021
Property, plant and equipment	-	-	(6,323)	(9,328)	(6,323)	(9,328)
Exploration and evaluation assets	-	-	(2)	-	(2)	-
Allowance for obsolete stock	(163)	-	-	(47)	(163)	(47)
Prepayments	-	3	(5)	-	(5)	3
Unrealised foreign exchange	733	-	-	(10)	733	(10)
Trade and other payables	814	499	-	-	814	499
Cash-settled share-based payments	-	989	-	-	-	989
Provisions	25	-	-	-	25	-
Other	-	54	-	-	-	54
Tax assets/ (liabilities)	1,409	1,545	(6,330)	(9,385)	*(4,921)	*(7,840)

*

The net deferred tax liability consists of a deferred tax asset of $202 (2021: $194) from the South African operation and a net deferred tax liability of $5,123 (2021: $8,034) due to the Blanket Mine operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of Non-current assets and Non-current liabilities in the Statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.

Movement in recognised deferred tax assets and liabilities

	Balance January 1, 2022	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2022
Property, plant and equipment	(9,328)	(8,560)	11,565	(6,323)
Exploration and evaluation assets	(47)	10	35	(2)
Allowance for obsolete stock	3	(295)	129	(163)
Prepayments	(10)	4	1	(5)
Unrealised foreign exchange	499	1,179	(945)	733
Trade and other payables	989	794	(969)	814
Provisions	54	30	(59)	25
Tax (liabilities)/ assets	(7,840)	(6,838)	9,757	(4,921)

	Balance January 1, 2021	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2021
Property, plant and equipment	(5,380)	(6,439)	2,491	(9,328)
Exploration and evaluation assets	(29)	(31)	13	(47)
Allowance for obsolete stock	13	3	(13)	3
Prepayments	(3)	(8)	1	(10)
Unrealised foreign exchange	530	344	(375)	499
Trade and other payables	639	235	115	989
Cash-settled share-based payments	8	(8)	-	-
Provisions	60	123	(129)	54
Other	15	(25)	10	-
Tax (liabilities)/ assets	(4,147)	(5,806)	2,103	(7,840)